Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 154.0	€ 171.2	€ 136.5
Weighted average Ordinary Shares and Founder Preferred Shares	192,004,803	175,622,538	176,080,272
Basic earnings per share (in euros per share)	€ 0.80	€ 0.97	€ 0.78
Weighted average Ordinary Shares and Founder Preferred Shares	198,425,877	175,793,631	184,786,162
Diluted earnings per share (in euros per share)	€ 0.78	€ 0.97	€ 0.74
Profit (loss)	€ 153.6	€ 170.5	€ 136.5